INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Income tax expense (benefit)
Current:	2023	2022
Federal State and local	$—	$—
Total Current	—	—
Deferred:
Federal State and local benefit	(2,188,648)	(4,567,483)
Net operating loss, net of state tax effect	(60,546)	(60,546)
Meals and entertainment	12,347	616
Stock based expenses	20,591	4,473
Impairment	---	1,529,488
Amortization	---	137,808
Derivative expense	1,141,578	136,515
Loss (Gain) on extinguishment	(132,766)	472,099
Change in allowance	1,207,444	2,347,030
Total Benefit	$—	$—

Income tax rate reconciliation
	2023	2022
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities):	2023	2022
Valuation allowance	$—	$—
Total current deferred tax asset (liability)	—	—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	795,339	1,936,917
Intangible assets amortization	2,122,194	1,687,645
Net operating loss carry forwards	9,154,645	8,011,600
Stock base compensation	2,176,660	2,016,952
Loss (gain) on debt extinguishment	339,333	(1,207,765)
Less; Valuation allowance	(14,588,170)	$(12,445,349)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	$—